Stockholders' Deficit - Schedule of RSPAs Activity (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	21,146	2,396
Beginning balance, weighted average grant date fair value	$ 460.61	$ 29.14
Granted, shares	33,500	173,500
Granted, weighted average grant date fair value	$ 702.63	$ 403.23
Forfeited, shares		(100,000)
Forfeited, weighted average grant date fair value		$ 485.33
Cancelled, shares	(20,000)	(33,500)
Cancelled, weighted average grant date fair value	$ 485.33	$ 332.53
Vested, shares	(2,813)	(21,250)
Vested, weighted average grant date fair value	$ 627.75	$ 29.05
Ending Balance, shares	31,833	21,146
Ending Balance, weighted average grant date fair value	$ 685.02	$ 460.61